Financial Risk Management - Schedule of Maturity Profile of Anticipated Future Contractual Cash Flows Carrying Value (Details) $ in Thousands	Jun. 30, 2023 USD ($)
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Total contractual cash flows	$ (209,618)
Carrying amount	(137,233)
Within 1 year
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Total contractual cash flows	(35,823)
Between 1-2 years
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Total contractual cash flows	(19,166)
Between 2-5 years
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Total contractual cash flows	(154,629)
Over 5 years
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Total contractual cash flows	0
Borrowings
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Total contractual cash flows	(174,678)
Carrying amount	(108,763)
Borrowings | Within 1 year
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Total contractual cash flows	(6,668)
Borrowings | Between 1-2 years
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Total contractual cash flows	(15,639)
Borrowings | Between 2-5 years
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Total contractual cash flows	(152,371)
Borrowings | Over 5 years
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Total contractual cash flows	0
Trade payables
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Total contractual cash flows	(20,145)
Carrying amount	(20,145)
Trade payables | Within 1 year
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Total contractual cash flows	(20,145)
Trade payables | Between 1-2 years
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Total contractual cash flows	0
Trade payables | Between 2-5 years
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Total contractual cash flows	0
Trade payables | Over 5 years
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Total contractual cash flows	0
Lease liabilities
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Total contractual cash flows	(8,237)
Carrying amount	(7,732)
Lease liabilities | Within 1 year
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Total contractual cash flows	(4,393)
Lease liabilities | Between 1-2 years
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Total contractual cash flows	(2,592)
Lease liabilities | Between 2-5 years
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Total contractual cash flows	(1,252)
Lease liabilities | Over 5 years
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Total contractual cash flows	0
Contingent consideration
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Total contractual cash flows	(6,558)
Carrying amount	(593)
Contingent consideration | Within 1 year
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Total contractual cash flows	(4,617)
Contingent consideration | Between 1-2 years
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Total contractual cash flows	(935)
Contingent consideration | Between 2-5 years
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Total contractual cash flows	(1,006)
Contingent consideration | Over 5 years
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Total contractual cash flows	$ 0